Subsequent Events - Additional Information (Detail) - Segment	Jan. 31, 2018	Dec. 31, 2017
LINE Mobile Corporation [Member]
Disclosure of non-adjusting events after reporting period [Line Items]
Percentage of voting shares acquired		100.00%
Disposal of major subsidiary [Member] | LINE Mobile Corporation [Member]
Disclosure of non-adjusting events after reporting period [Line Items]
Percentage of voting shares acquired	49.00%
Major business expansion [Member]
Disclosure of non-adjusting events after reporting period [Line Items]
Number of operating segments	2